Goodwill and Other Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-lived intangible assets, gross	$ 766,618,000	$ 712,569,000
Impairment charges related to Digitizer desktop 3D scanner	14,600,000
Amortization of intangible assets	81,900,000	61,300,000	8,100,000
Research and development, developed technology [Member]
Finite-lived intangible assets, gross		49,500,000
Objet Ltd [Member] | Research and development, developed technology [Member]
Finite-lived intangible assets, gross		24,700,000
MakerBot [Member] | Research and development, developed technology [Member]
Finite-lived intangible assets, gross		$ 23,700,000